UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 124.52%
Accommodation - 0.57%
Wyndham Worldwide Corp.	8,917	$742,251

Administrative and Support Services - 1.95%
AECOM (a)	15,970	580,510
Cardtronics PLC - Class A (a)(b)	26,972	1,188,926
ManpowerGroup, Inc.	4,039	391,944
On Assignment, Inc. (a)	8,230	388,374
		2,549,754
Air Transportation - 2.82%
Copa Holdings SA - Class A (b)	7,187	765,344
Hawaiian Holdings, Inc. (a)	20,794	1,011,628
SkyWest, Inc.	25,109	882,581
United Continental Holdings, Inc. (a)	13,982	1,035,926
		3,695,479
Beverage and Tobacco Product Manufacturing - 1.19%
PepsiCo, Inc.	14,165	1,563,533

Broadcasting (except Internet) - 2.19%
Discovery Communications, Inc. - Class A (a)	48,581	1,397,190
Scripps Networks Interactive - Class A	18,303	1,478,333
		2,875,523
Building Material and Garden Equipment - 1.07%
Home Depot, Inc.	9,673	1,401,714

Chemical Manufacturing - 8.37%
AbbVie, Inc.	44,713	2,765,052
Chemours Co.	20,780	699,455
Endo International PLC (a)(b)	54,039	737,632
Gilead Sciences, Inc.	31,091	2,191,294
Huntsman Corp.	33,055	747,043
Pfizer, Inc.	56,682	1,933,990
Trinseo SA (b)(c)	10,868	751,522
United Therapeutics Corp. (a)	7,863	1,161,522
		10,987,510
Clothing and Clothing Accessories Stores - 1.61%
Children's Place, Inc.	11,638	1,178,929
Signet Jewelers Ltd. (b)	14,598	928,287
		2,107,216
Computer and Electronic Product Manufacturing - 11.83%
Amkor Technology, Inc. (a)	127,846	1,255,448
Apple, Inc.	25,028	3,428,586
Applied Materials, Inc.	34,884	1,263,498
Garmin Ltd. (b)	10,251	529,054
Halyard Health, Inc. (a)	27,749	1,083,876
Intel Corp.	41,922	1,517,576
InterDigital, Inc.	7,519	631,972
Jabil Circuit, Inc.	41,542	1,059,736
NVIDIA Corp.	11,850	1,202,538
Teradata Corp. (a)	53,104	1,651,534
TTM Technologies, Inc. (a)	57,316	926,227
Vishay Intertechnology, Inc.	60,811	963,854
		15,513,899
Construction of Buildings - 0.47%
Toll Brothers, Inc.	18,167	620,221

Credit Intermediation and Related Activities - 12.16%
Bank of America Corp.	132,906	3,280,121
Capital One Financial Corp.	27,064	2,540,227
Citigroup, Inc.	50,569	3,024,532
Citizens Financial Group, Inc.	13,824	516,603

East West Bancorp, Inc.	9,170	496,280
Fifth Third Bancorp	60,095	1,649,007
JPMorgan Chase & Co.	13,597	1,232,160
Regions Financial Corp.	73,972	1,129,552
Western Union Co.	79,635	1,564,031
Zions Bancorporation	11,350	509,615
		15,942,128
Data Processing, Hosting and Related Services - 2.03%
Hewlett Packard Enterprise Co.	52,513	1,198,347
MasterCard, Inc. - Class A	13,263	1,465,031
		2,663,378
Electrical Equipment, Appliance, and Component Manufacturing - 1.83%
Corning, Inc.	43,326	1,196,231
iRobot Corp. (a)	9,759	557,044
Woodward, Inc.	9,045	637,220
		2,390,495
Fabricated Metal Product Manufacturing - 0.91%
Parker-Hannifin Corp.	7,685	1,189,945

Food Manufacturing - 3.90%
Dean Foods Co.	93,047	1,697,177
Sanderson Farms, Inc.	17,676	1,679,927
Tyson Foods, Inc. - Class A	27,918	1,746,550
		5,123,654
Food Services and Drinking Places - 0.56%
Hyatt Hotels Corp. - Class A (a)	14,320	735,189

General Merchandise Stores - 4.20%
Big Lots, Inc.	24,495	1,257,573
Kohl's Corp.	26,255	1,118,988
Target Corp.	17,716	1,041,169
Wal-Mart Stores, Inc.	29,505	2,092,791
		5,510,521
Health and Personal Care Stores - 2.39%
CVS Health Corp.	11,276	908,620
Express Scripts Holding Co. (a)	15,290	1,080,239
McKesson Corp.	7,590	1,139,486
		3,128,345
Heavy and Civil Engineering Construction - 0.86%
Chicago Bridge & Iron Co. NV (b)	20,111	675,127
MasTec, Inc. (a)	11,280	442,740
		1,117,867
Insurance Carriers and Related Activities - 7.12%
Aetna, Inc.	8,859	1,140,686
Assured Guaranty Ltd. (b)(c)	22,340	918,397
CNO Financial Group, Inc.	43,588	911,425
Essent Group Ltd. (a)(b)	10,770	374,904
Everest Re Group Ltd. (b)	3,090	726,583
Lincoln National Corp.	10,571	741,661
MGIC Investment Corp. (a)	46,860	499,059
Primerica, Inc.	12,389	1,000,412
Prudential Financial, Inc.	7,612	841,430
UnitedHealth Group, Inc.	6,846	1,132,191
WellCare Health Plans, Inc. (a)	7,432	1,049,398
		9,336,146
Leather and Allied Product Manufacturing - 0.49%
Wolverine World Wide, Inc.	25,357	638,236

Machinery Manufacturing - 1.78%
Esterline Technologies Corp. (a)	5,838	518,998
Ingersoll-Rand PLC (b)	22,740	1,804,646
		2,323,644
Management of Companies and Enterprises - 0.38%
AES Corp.	42,975	495,072

Merchant Wholesalers, Durable Goods - 1.69%
HRG Group, Inc. (a)	95,406	1,753,562
VWR Corp. (a)(c)	16,190	454,939
		2,208,501
Merchant Wholesalers, Nondurable Goods - 2.53%
AmerisourceBergen Corp.	13,043	1,193,565
Cardinal Health, Inc.	13,737	1,117,780
Nu Skin Enterprises, Inc. - Class A	20,513	1,016,214
		3,327,559
Miscellaneous Manufacturing - 0.31%
Brady Corp. - Class A	10,727	410,308

Motion Picture and Sound Recording Industries - 0.96%
Regal Entertainment Group - Class A (c)	58,412	1,260,531

Motor Vehicle and Parts Dealers - 0.86%
Penske Automotive Group, Inc.	22,462	1,129,839

Nonmetallic Mineral Product Manufacturing - 0.57%
Owens-Illinois, Inc. (a)	37,426	741,035

Other Information Services - 2.80%
Alphabet, Inc. - Class A (a)	1,990	1,681,410
Alphabet, Inc. - Class C (a)	2,036	1,676,056
VeriSign, Inc. (a)	3,843	316,932
		3,674,398
Petroleum and Coal Products Manufacturing - 4.11%
Marathon Petroleum Corp.	25,017	1,240,843
PBF Energy, Inc. - Class A	56,443	1,382,289
Tesoro Corp.	16,710	1,423,526
Valero Energy Corp.	19,672	1,336,712
		5,383,370
Primary Metal Manufacturing - 1.95%
AK Steel Holding Corp. (a)	79,560	662,735
Atkore International Group, Inc. (a)	22,300	584,706
Steel Dynamics, Inc.	18,644	682,370
United States Steel Corp.	16,086	622,850
		2,552,661
Professional, Scientific, and Technical Services - 8.82%
Amgen, Inc.	15,955	2,816,536
Convergys Corp.	40,290	881,545
eBay, Inc. (a)	47,728	1,617,979
Exelixis, Inc. (a)	46,676	1,004,934
FTI Consulting, Inc. (a)	10,248	412,380
Jacobs Engeneering Group, Inc.	10,499	592,249
LPL Financial Holdings, Inc.	6,121	242,024
McDermott International, Inc. (a)(b)	175,312	1,290,296
PAREXEL International Corp. (a)	12,992	840,452
VMware, Inc. - Class A (a)(c)(d)	20,673	1,858,297
		11,556,692
Publishing Industries (except Internet) - 4.73%
CA, Inc.	49,861	1,609,015
Citrix Systems, Inc. (a)	20,037	1,581,921
CommVault Systems, Inc. (a)	29,620	1,452,861
LogMeIn, Inc.	0	8
Microsoft Corp.	7,785	498,084
Twenty-First Century Fox, Inc. - Class A	34,973	1,046,392
		6,188,281
Real Estate - 0.47%
Realogy Holdings Corp.	22,006	609,566

Rental and Leasing Services - 0.96%
United Rentals, Inc. (a)	9,834	1,259,047

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.33%
Associated Banc-Corp.	14,560	374,920
E*TRADE Financial Corp. (a)	40,053	1,382,229

Goldman Sachs Group, Inc.	4,423	1,097,169
Morgan Stanley	55,690	2,543,363
Travelport Worldwide Ltd. (b)	124,310	1,578,737
		6,976,418
Specialty Trade Contractors - 0.40%
EMCOR Group, Inc.	8,519	523,748

Support Activities for Mining - 3.45%
Cliffs Natural Resources, Inc. (a)	63,980	682,027
Nabors Industries Ltd. (b)	85,098	1,245,835
Rowan Companies PLC - Class A (a)(b)	72,172	1,307,757
Transocean Ltd. (a)(b)	93,420	1,291,064
		4,526,683
Telecommunications - 2.97%
AT&T, Inc.	83,525	3,490,510
T-Mobile US, Inc. (a)	6,434	402,318
		3,892,828
Transportation Equipment Manufacturing - 4.44%
Boeing Co.	15,805	2,848,535
Dana Holding Corp.	43,110	814,348
Lear Corp.	5,781	820,844
Moog, Inc. - Class A (a)	9,123	616,532
Oshkosh Corp.	10,611	720,381
		5,820,640
Utilities - 3.71%
Ameren Corp.	18,420	1,007,390
Entergy Corp.	12,462	955,337
Exelon Corp.	31,921	1,171,820
Hawaiian Electric Industries, Inc.	23,154	770,565
Southwest Gas Corp.	11,183	956,482
		4,861,594
Waste Management and Remediation Services - 1.29%
Darling Ingredients, Inc. (a)	129,689	1,687,254

Water Transportation - 1.16%
Carnival Corp. (b)	14,000	783,300
Royal Caribbean Cruises Ltd. (b)	7,690	739,009
		1,522,309
Wood Product Manufacturing - 0.33%
Louisiana-Pacific Corp. (a)	18,310	431,750

TOTAL COMMON STOCKS (Cost $140,703,564)		163,196,732

REAL ESTATE INVESTMENT TRUSTS* - 5.25%
AGNC Investment Corp.	59,272	1,163,510
DiamondRock Hospitality Co.	47,768	519,238
Equity Commonwealth (a)	15,206	475,340
First Industrial Realty Trust, Inc.	21,167	569,392
Host Hotels & Resorts, Inc.	38,828	698,516
LaSalle Hotel Properties	21,188	612,333
Pebblebrook Hotel Trust	17,943	515,861
RLJ Lodging Trust	24,007	546,399
Sabra Health Care REIT, Inc.	20,768	564,890
Sunstone Hotel Investors, Inc.	40,491	597,242
Washington Real Estate Investment Trust	18,664	610,499
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,387,907)		6,873,220

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.44%
Money Market Fund - 1.44%

First American Government Obligations Fund - Class Y, 0.180% (e)	1,893,105	1,893,105
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,893,105)		1,893,105

SHORT-TERM INVESTMENTS - 3.77%
Money Market Fund - 3.77%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.450% (e)	4,946,559	4,946,559
TOTAL SHORT-TERM INVESTMENTS (Cost $4,946,559)		4,946,559

Total Investments (Cost $153,931,135) - 134.98%		176,909,616
Liabilities in Excess of Other Assets - (34.98)%		(45,842,197)
TOTAL NET ASSETS - 100.00%		$131,067,419

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $164,446,083, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of February 28, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (34.01)%
COMMON STOCKS - (32.97)%
Accommodation - (0.15)%
Vail Resorts, Inc.	(1,050)	$(190,239)
Administrative and Support Services - (0.94)%
Advisory Board Co.	(4,200)	(189,000)
FireEye, Inc.	(34,829)	(392,175)
ILG, Inc.	(10,740)	(202,771)
ServiceMaster Global Holdings, Inc.	(4,313)	(171,787)
TripAdvisor, Inc.	(6,690)	(277,434)
		(1,233,167)
Air Transportation - (0.47)%
Spirit Airlines, Inc.	(11,831)	(617,697)
Ambulatory Health Care Services - (0.50)%
Envision Healthcare Corp.	(4,180)	(292,600)
Select Medical Holdings Corp.	(6,849)	(98,626)
Spark Therapeutics, Inc.	(4,153)	(264,878)
		(656,104)
Apparel Manufacturing - (0.22)%
Under Armour, Inc. - Class C	(15,474)	(287,197)
Beverage and Tobacco Product Manufacturing - (1.34)%
Altria Group, Inc.	(2,306)	(172,766)
Coca-Cola Co.	(10,340)	(433,866)
Molson Coors Brewing Co. - Class B	(3,124)	(313,618)
Monster Beverage Corp.	(9,047)	(374,908)
Philip Morris International, Inc.	(4,200)	(459,270)
		(1,754,428)
Broadcasting (except Internet) - (0.79)%
Liberty Broadband Corp. - Class A	(3,670)	(309,234)
Liberty Ventures - Class A	(7,590)	(332,897)
Madison Square Garden Co. - Class A	(2,210)	(396,386)
		(1,038,517)
Chemical Manufacturing - (3.17)%
Alnylam Pharmaceuticals, Inc.	(5,141)	(265,481)
Clorox Co.	(3,134)	(428,762)

Coty, Inc. - Class A	(18,829)	(353,609)
Intercept Pharmaceuticals, Inc.	(2,763)	(352,531)
International Flavors & Fragrances, Inc.	(1,510)	(189,807)
Kite Pharma, Inc.	(5,818)	(411,740)
Neurocrine Biosciences, Inc.	(9,904)	(437,362)
NewMarket Corp.	(420)	(182,990)
Prothena Corp. PLC (a)	(4,556)	(267,209)
Radius Health, Inc.	(5,690)	(239,777)
Sage Therapeutics, Inc.	(4,173)	(281,260)
Sarepta Therapeutics, Inc.	(4,730)	(147,150)
Ultragenyx Pharmaceutical, Inc.	(4,923)	(418,849)
Westlake Chemical Corp.	(2,538)	(160,985)
		(4,137,512)
Clothing and Clothing Accessories Stores - (0.28)%
Tiffany & Co.	(4,060)	(372,992)
Computer and Electronic Product Manufacturing - (2.49)%
Ambarella, Inc. (a)	(3,777)	(222,654)
Broadcom Ltd. (a)	(1,548)	(326,520)
Cavium, Inc.	(6,829)	(447,367)
Coherent, Inc.	(1,870)	(341,425)
First Solar, Inc.	(10,930)	(395,557)
Johnson Controls International PLC (a)	(6,824)	(286,199)
Mercury Systems, Inc.	(7,400)	(276,464)
Roper Industries, Inc.	(1,370)	(286,604)
Universal Display Corp.	(4,011)	(340,333)
ViaSat, Inc.	(5,020)	(345,577)
		(3,268,700)
Credit Intermediation and Related Activities - (2.78)%
Bank of Hawaii Corp.	(6,364)	(537,503)
Chemical Financial Corp.	(5,095)	(271,411)
FirstCash, Inc.	(8,568)	(379,991)
Flagstar Bancorp, Inc.	(6,010)	(170,684)
Hope Bancorp, Inc.	(8,640)	(184,896)
LendingClub Corp.	(70,745)	(377,778)
New York Community Bancorp, Inc.	(26,801)	(409,519)
Old National Bancorp	(9,700)	(177,995)
Signature Bank	(2,516)	(396,295)
South State Corp.	(2,250)	(201,375)
Texas Capital Bancshares, Inc.	(3,244)	(289,203)
TFS Financial Corp.	(14,135)	(240,154)
		(3,636,804)
Electrical Equipment, Appliance, and Component Manufacturing - (0.24)%
Littelfuse, Inc.	(1,970)	(318,057)
Fabricated Metal Product Manufacturing - (0.35)%
Ball Corp.	(2,372)	(174,413)
Valmont Industries, Inc.	(1,810)	(284,623)
		(459,036)
Food and Beverage Stores - (0.60)%
Casey's General Stores, Inc.	(2,511)	(287,710)
Sprouts Farmers Market, Inc.	(26,657)	(492,089)
		(779,799)
Food Manufacturing - (0.32)%
J.M. Smucker Co.	(2,970)	(420,938)
Food Services and Drinking Places - (0.17)%
Chipotle Mexican Grill, Inc.	(559)	(234,076)

General Merchandise Stores - (0.53)%
Dollar Tree, Inc.	(4,688)	(359,476)
Five Below, Inc.	(8,833)	(340,512)
		(699,988)
Insurance Carriers and Related Activities - (1.00)%
Chubb Ltd. (a)	(1,048)	(144,802)
Erie Indeminity Co. - Class A	(3,361)	(398,648)
Markel Corp.	(441)	(432,061)
RLI Corp.	(5,819)	(340,121)
		(1,315,632)

Machinery Manufacturing - (0.45)%
IMAX Corp. (a)	(9,340)	(302,149)
Xylem, Inc.	(5,884)	(283,138)
		(585,287)
Management of Companies and Enterprises - (0.24)%
Ameris Bancorp	(2,690)	(129,927)
ServisFirst Bancshares, Inc.	(4,500)	(187,065)
		(316,992)
Merchant Wholesalers, Durable Goods - (1.29)%
Delphi Automotive PLC (a)	(3,041)	(231,511)
Dorman Products, Inc.	(1,907)	(149,051)
GCP Applied Technologies, Inc.	(6,300)	(166,005)
Hexcel Corp.	(5,230)	(287,545)
New Relic, Inc.	(11,710)	(411,958)
Zendesk, Inc.	(16,390)	(446,300)
		(1,692,370)
Merchant Wholesalers, Nondurable Goods - (0.21)%
Acuity Brands, Inc.	(1,310)	(276,803)
Miscellaneous Manufacturing - (1.07)%
ABIOMED, Inc.	(2,544)	(300,116)
Nevro Corp.	(2,856)	(274,147)
Penumbra, Inc.	(4,170)	(320,256)
Teleflex, Inc.	(1,530)	(292,505)
Wright Medical Group NV (a)	(7,561)	(210,801)
		(1,397,825)
Motion Picture and Sound Recording Industries - (0.11)%
Netflix, Inc.	(1,045)	(148,526)
Nonmetallic Mineral Product Manufacturing - (0.14)%
Sherwin-Williams Co.	(598)	(184,507)
Nursing and Residential Care Facilities - (0.24)%
Acadia Healthcare Company, Inc.	(7,160)	(320,195)
Oil and Gas Extraction - (0.97)%
Cheniere Energy, Inc.	(7,321)	(351,773)
Kosmos Energy Ltd. (a)	(52,954)	(325,138)
Parsley Energy, Inc. - Class A	(9,906)	(301,043)
PDC Energy, Inc.	(4,320)	(291,989)
		(1,269,943)
Other Information Services - (0.29)%
Pandora Media, Inc.	(31,377)	(388,447)
Pipeline Transportation - (0.27)%
New Jersey Resources Corp.	(8,956)	(352,866)
Plastics and Rubber Products Manufacturing - (0.46)%
Armstrong World Industries, Inc.	(6,430)	(295,780)
Newell Brands, Inc.	(6,280)	(307,908)
		(603,688)
Primary Metal Manufacturing - (0.12)%
Tahoe Resources, Inc. (a)	(19,080)	(161,608)
Professional, Scientific, and Technical Services - (2.79)%
athenahealth, Inc.	(2,390)	(281,853)
Bluebird Bio, Inc.	(4,036)	(353,755)
Callon Petroleum Co.	(18,108)	(228,523)
comScore, Inc.	(12,630)	(302,994)
Diebold Nixdorf, Inc.	(12,336)	(372,547)
Groupon, Inc.	(83,120)	(351,598)
Juno Therapeutics, Inc.	(13,390)	(321,896)
Korn/Ferry International	(7,202)	(222,614)
NetScout Systems, Inc.	(10,312)	(381,028)
Salesforce.com, Inc.	(5,360)	(436,035)
ServiceNow, Inc.	(4,680)	(406,786)
		(3,659,629)
Publishing Industries (except Internet) - (2.00)%
Ellie Mae, Inc.	(4,950)	(473,021)
Palo Alto Networks, Inc.	(2,445)	(371,396)
Splunk, Inc.	(7,320)	(451,864)
Square, Inc. - Class A	(27,150)	(470,238)
Tableau Software, Inc. - Class A	(8,860)	(467,276)
Tribune Media Co. - Class A	(11,030)	(380,756)
		(2,614,551)

Real Estate - (0.46)%
Howard Hughes Corp.	(2,624)	(305,355)
Kennedy-Wilson Holdings, Inc.	(13,350)	(294,368)
		(599,723)

Rental and Leasing Services - (0.51)%
Aircastle Ltd.	(12,070)	(290,042)
AMERCO	(965)	(372,779)
		(662,821)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.11)%
Affiliated Managers Group, Inc.	(2,300)	(386,239)
BGC Partners, Inc. - Class A	(34,386)	(387,874)
Interactive Brokers Group, Inc. Class A	(8,762)	(321,653)
Morningstar, Inc.	(4,340)	(348,198)
		(1,443,964)
Support Activities for Mining - (0.67)%
Antero Resources Corp.	(13,424)	(321,908)
Compass Minerals International, Inc.	(1,967)	(149,099)
Weatherford International PLC (a)	(72,225)	(408,793)
		(879,800)
Telecommunications - (1.26)%
HubSpot, Inc.	(8,820)	(524,790)
RingCentral, Inc. - Class A	(8,168)	(218,086)
Vonage Holdings Corp.	(85,799)	(516,510)
Zayo Group Holdings, Inc.	(12,083)	(380,856)
		(1,640,242)
Transportation Equipment Manufacturing - (0.54)%
Rockwell Collins, Inc.	(2,775)	(265,262)
Tesla, Inc.	(609)	(152,244)
TransDigm Group, Inc.	(1,140)	(289,788)
		(707,294)
Utilities - (0.81)%
American Water Works Co., Inc.	(5,474)	(426,972)
Dominion Resources, Inc.	(8,180)	(635,095)
		(1,062,067)
Water Transportation - (0.40)%
Golar LNG Ltd. (a)	(12,791)	(349,322)
Norwegian Cruise Line Holdings Ltd. (a)	(3,323)	(168,476)
		(517,798)
Wood Product Manufacturing - (0.22)%
Masonite International Corp. (a)	(3,650)	(285,065)
TOTAL COMMMON STOCKS (Proceeds $42,876,590)		(43,192,894)

REAL ESTATE INVESTMENT TRUSTS - (1.04)%
Acadia Realty Trust	(8,770)	(280,903)
Alexandria Real Estate Equities, Inc.	(2,490)	(297,081)
Kimco Realty Corp.	(8,830)	(214,128)
Life Storage, Inc.	(3,350)	(296,911)
New York REIT, Inc.	(28,330)	(278,767)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,366,481)		(1,367,790)
Total Securities Sold Short (Proceeds $44,243,071)		$(44,560,684)

(a)	Foreign issued security.

Convergence Market Neutral Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 91.70%
Accommodation - 0.73%
Wyndham Worldwide Corp.	1,763	$146,752

Administrative and Support Services - 2.87%
AECOM (a)	4,390	159,577
Cardtronics PLC - Class A (a)(b)	3,386	149,255
ManpowerGroup, Inc.	1,391	134,982
On Assignment, Inc. (a)	2,748	129,678
		573,492
Air Transportation - 2.39%
Copa Holdings SA - Class A (b)	1,580	168,254
Hawaiian Holdings, Inc. (a)	3,185	154,950
United Continental Holdings, Inc. (a)	2,076	153,811
		477,015
Ambulatory Health Care Services - 0.80%
DaVita, Inc. (a)	2,310	160,337

Apparel Manufacturing - 0.62%
PVH Corp.	1,357	124,301

Broadcasting (except Internet) - 1.41%
Discovery Communications, Inc. - Class A (a)	4,629	133,130
Scripps Networks Interactive - Class A	1,837	148,375
		281,505
Building Material and Garden Equipment and Supplies Dealers - 0.75%
Home Depot, Inc.	1,033	149,692

Chemical Manufacturing - 6.36%
AbbVie, Inc.	2,404	148,663
Chemours Co.	4,850	163,251
Endo International PLC (a)(b)	11,760	160,524
Gilead Sciences, Inc.	2,209	155,690
Huntsman Corp.	7,947	179,602
Pfizer, Inc.	5,506	187,864
Trinseo SA (b)(c)	2,192	151,577
United Therapeutics Corp. (a)	811	119,801
		1,266,972
Clothing and Clothing Accessories Stores - 0.69%
Children's Place, Inc.	1,370	138,781

Computer and Electronic Product Manufacturing - 6.68%
Amkor Technology, Inc. (a)	15,911	156,245
Apple, Inc.	1,044	143,018
Applied Materials, Inc.	4,196	151,979
Garmin Ltd. (b)	2,638	136,147
HP, Inc.	10,087	175,211
Intel Corp.	3,685	133,397
Jabil Circuit, Inc.	5,850	149,234
NVIDIA Corp.	1,293	131,214
Teradata Corp. (a)	5,143	159,947
		1,336,392
Credit Intermediation and Related Activities - 6.22%
Bank of America Corp.	6,433	158,766
Capital One Financial Corp.	1,492	140,039
Citigroup, Inc.	2,448	146,415
Citizens Financial Group, Inc.	4,138	154,637
Discover Financial Services	2,151	153,022
Fifth Third Bancorp	5,735	157,368
Regions Financial Corp.	11,021	168,292
Zions Bancorporation	3,620	162,538
		1,241,077

Data Processing, Hosting and Related Services - 0.71%
Hewlett Packard Enterprise Co.	6,237	142,328

Electrical Equipment, Appliance, and Component Manufacturing - 0.60%
iRobot Corp. (a)	2,100	119,868

Electronics and Appliance Stores - 0.64%
Aaron's, Inc.	4,721	128,789

Fabricated Metal Product Manufacturing - 0.81%
Parker-Hannifin Corp.	1,050	162,582

Food Manufacturing - 2.51%
Dean Foods Co.	9,273	169,140
Sanderson Farms, Inc.	1,760	167,270
Tyson Foods, Inc. - Class A	2,626	164,283
		500,693
Food Services and Drinking Places - 0.64%
Hyatt Hotels Corp. - Class A (a)	2,479	127,272

General Merchandise Stores - 1.90%
Big Lots, Inc.	2,818	144,676
Target Corp.	2,370	139,285
Wal-Mart Stores, Inc.	1,344	95,330
		379,291
Health and Personal Care Stores - 2.05%
CVS Health Corp.	1,162	93,634
Express Scripts Holding Co. (a)	2,078	146,811
McKesson Corp.	1,110	166,643
		407,088
Heavy and Civil Engineering Construction - 1.56%
Chicago Bridge & Iron Co. NV (b)	4,919	165,131
MasTec, Inc. (a)	3,735	146,599
		311,730
Insurance Carriers and Related Activities - 7.03%
Aetna, Inc.	1,258	161,980
CNA Financial Corp.	3,704	158,828
CNO Financial Group, Inc.	8,149	170,396
Essent Group Ltd. (a)(b)	4,078	141,955
Lincoln National Corp.	2,002	140,460
MGIC Investment Corp. (a)	14,599	155,479
Primerica, Inc.	2,085	168,364
Prudential Financial, Inc.	1,400	154,756
WellCare Health Plans, Inc. (a)	1,076	151,931
		1,404,149
Leather and Allied Product Manufacturing - 0.64%
Wolverine World Wide, Inc.	5,108	128,568

Machinery Manufacturing - 3.93%
Belden, Inc.	2,090	147,659
Donaldson Company, Inc.	3,734	160,375
Ingersoll-Rand PLC (b)	1,930	153,165
Nordson Corp.	1,340	160,854
Toro Co.	2,690	161,965
		784,018
Management of Companies and Enterprises - 0.64%
AES Corp.	11,091	127,768

Merchant Wholesalers, Durable Goods - 0.58%
HRG Group, Inc. (a)	6,257	115,004

Merchant Wholesalers, Nondurable Goods - 2.14%
AmerisourceBergen Corp.	1,908	174,600
Cardinal Health, Inc.	1,905	155,010
Nu Skin Enterprises, Inc. - Class A	1,990	98,585
		428,195
Motion Picture and Sound Recording Industries - 0.73%
Regal Entertainment Group - Class A (c)	6,754	145,751

Motor Vehicle and Parts Dealers - 0.71%
Penske Automotive Group, Inc.	2,835	142,601

Nonmetallic Mineral Product Manufacturing - 0.87%
Owens-Illinois, Inc. (a)	8,802	174,280

Other Information Services - 1.45%
Alphabet, Inc. - Class A (a)	180	152,088
Alphabet, Inc. - Class C (a)	168	138,299
		290,387
Performing Arts, Spectator Sports, and Related Industries - 1.53%
Liberty Media Corp-Liberty SiriusXM - Class A (a)	3,803	149,572
Scientific Games Corp. - Class A (a)	7,532	155,536
		305,108
Petroleum and Coal Products Manufacturing - 2.43%
Marathon Petroleum Corp.	3,150	156,240
PBF Energy, Inc. - Class A	6,821	167,046
Valero Energy Corp.	2,380	161,721
		485,007
Primary Metal Manufacturing - 2.46%
AK Steel Holding Corp. (a)	20,110	167,516
Atkore International Group, Inc. (a)	6,106	160,099
Steel Dynamics, Inc.	4,480	163,968
		491,583
Professional, Scientific, and Technical Services - 8.02%
Amgen, Inc.	863	152,346
Booz Allen Hamilton Holding Corp.	4,270	152,738
Convergys Corp.	6,708	146,771
eBay, Inc. (a)	3,922	132,956
F5 Networks, Inc. (a)	1,054	151,007
FTI Consulting, Inc. (a)	3,034	122,088
Insperity, Inc.	1,755	146,104
LPL Financial Holdings, Inc.	3,750	148,275
McDermott International, Inc. (a)(b)	19,946	146,803
PAREXEL International Corp. (a)	2,205	142,641
VMware, Inc. - Class A (a)(c)(d)	1,771	159,194
		1,600,923
Publishing Industries (except Internet) - 1.52%
Citrix Systems, Inc. (a)	1,896	149,689
CommVault Systems, Inc. (a)	3,101	152,104
LogMeIn, Inc. (a)	1	73
		301,866
Real Estate - 0.51%
Realogy Holdings Corp.	3,708	102,712

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.00%
Associated Banc-Corp.	6,230	160,422
E*TRADE Financial Corp. (a)	3,780	130,448
Morgan Stanley	3,485	159,160
Travelport Worldwide Ltd. (b)	11,668	148,184
		598,214
Support Activities for Mining - 3.07%
Cliffs Natural Resources, Inc. (a)	15,450	164,697
Nabors Industries Ltd. (b)	9,733	142,491
Rowan Companies PLC - Class A (a)(b)	8,740	158,369
Transocean Ltd. (a)(b)	10,690	147,736
		613,293
Telecommunications - 0.74%
AT&T, Inc.	1,683	70,333
T-Mobile US, Inc. (a)	1,255	78,475
		148,808
Transportation Equipment Manufacturing - 2.95%
Boeing Co.	994	179,149
Dana, Inc.	6,624	125,127
Lear Corp.	841	119,414
Oshkosh Corp.	2,403	163,140
		586,830

Utilities - 3.51%
Calpine Corp. (a)	12,109	141,796
DTE Energy Co.	1,312	133,011
Exelon Corp.	4,050	148,675
Hawaiian Electric Industries, Inc.	3,900	129,792
Southwest Gas Holdings, Inc.	1,732	148,138
		701,412
Waste Management and Remediation Services - 0.88%
Darling Ingredients, Inc. (a)	13,502	175,661

Water Transportation - 1.42%
Carnival Corp. (b)	2,566	143,568
Royal Caribbean Cruises Ltd. (b)	1,450	139,345
		282,913
TOTAL COMMON STOCKS (Cost $16,458,228)		18,311,008

REAL ESTATE INVESTMENT TRUSTS* - 8.64%
AGNC Investment Corp.	7,580	148,795
DiamondRock Hospitality Co.	13,257	144,104
Equity Commonwealth (a)	4,525	141,452
First Industrial Realty Trust, Inc.	4,957	133,343
Host Hotels & Resorts, Inc.	8,090	145,539
LaSalle Hotel Properties	4,527	130,830
Lexington Realty Trust	14,491	161,720
Pebblebrook Hotel Trust	5,212	149,845
Ramco-Gershenson Properties Trust	7,632	119,517
RLJ Lodging Trust	7,170	163,189
Sunstone Hotel Investors, Inc.	10,304	151,984
Washington Real Estate Investment Trust	4,108	134,373
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,635,780)		1,724,691

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.81%
Money Market Fund - 0.81%
First American Government Obligations Fund - Class Y, 0.180% (e)	162,153	162,153
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $162,153)		162,153

SHORT-TERM INVESTMENTS - 18.54%
Money Market Fund - 18.54%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.450% (e)	3,702,543	3,702,543
TOTAL SHORT-TERM INVESTMENTS (Cost $3,702,543)		3,702,543

Total Investments (Cost $21,958,704) - 119.69%		23,900,395
Liabilities in Excess of Other Assets - (19.69)%		(3,931,540)
TOTAL NET ASSETS - 100.00%		$19,968,855

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $19,049,369 are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of February 28, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
February 28, 2017 (Unaudited)

SECURITIES SOLD SHORTS - (77.83)%	Shares	Value
COMMON STOCKS - (71.76)%
Accommodation - (0.56)%
Vail Resorts, Inc.	(618)	$(111,969)
Administrative and Support Services - (1.97)%
Advisory Board Co.	(2,360)	(106,200)
FireEye, Inc.	(8,426)	(94,877)
ServiceMaster Global Holdings, Inc.	(2,805)	(111,723)
TripAdvisor, Inc.	(1,960)	(81,281)
		(394,081)
Air Transportation - (0.56)%
Spirit Airlines, Inc.	(2,160)	(112,774)
Ambulatory Health Care Services - (0.83)%
Envision Healthcare Corp.	(1,560)	(109,200)
Spark Therapeutics, Inc.	(878)	(55,999)
		(165,199)
Amusement, Gambling, and Recreation Industries - (0.46)%
Global Payments, Inc.	(1,150)	(91,644)
Apparel Manufacturing - (0.97)%
Under Armour, Inc. - Class C	(10,414)	(193,284)
Beverage and Tobacco Product Manufacturing - (2.04)%
Altria Group, Inc.	(1,730)	(129,611)
Molson Coors Brewing Co. - Class B	(780)	(78,304)
Monster Beverage Corp.	(1,965)	(81,430)
Philip Morris International, Inc.	(1,070)	(117,005)
		(406,350)
Broadcasting (except Internet) - (2.07)%
Charter Communications, Inc. - Class A	(299)	(96,595)
Liberty Broadband Corp. - Class A	(1,299)	(109,455)
Liberty Ventures - Class A	(2,234)	(97,983)
Madison Square Garden Co. - Class A	(606)	(108,692)
		(412,725)
Building Material and Garden Equipment and Supplies Dealers - (0.91)%
BMC Stock Holdings, Inc.	(4,510)	(94,710)
Fastenal Co.	(1,730)	(86,552)
		(181,262)
Chemical Manufacturing - (6.90)%
Alnylam Pharmaceuticals, Inc.	(1,120)	(57,837)
Avexis, Inc.	(680)	(41,698)
Coty, Inc. - Class A	(5,533)	(103,910)
Intercept Pharmaceuticals, Inc.	(370)	(47,208)
International Flavors & Fragrances, Inc.	(910)	(114,387)
Kite Pharma, Inc.	(1,052)	(74,449)
Ligand Pharmaceuticals, Inc.	(423)	(44,258)
Medicines Co.	(990)	(51,896)
Neurocrine Biosciences, Inc.	(999)	(44,116)
NewMarket Corp.	(250)	(108,923)
Platform Specialty Products Corp.	(10,050)	(132,560)
Portola Pharmaceuticals, Inc.	(1,810)	(62,771)
Prothena Corp. PLC (a)	(740)	(43,401)
Radius Health, Inc.	(898)	(37,842)
Revlon, Inc. - Class A	(1,855)	(62,328)
Sage Therapeutics, Inc.	(760)	(51,224)
Sarepta Therapeutics, Inc.	(1,210)	(37,643)
TESARO, Inc.	(300)	(56,511)
Ultragenyx Pharmaceutical, Inc.	(860)	(73,169)
Westlake Chemical Corp.	(2,100)	(133,202)
		(1,379,333)
Clothing and Clothing Accessories Stores - (0.48)%
Tiffany & Co.	(1,040)	(95,545)
Computer and Electronic Product Manufacturing - (5.43)%
Broadcom Ltd. (a)	(570)	(120,229)
Cavium, Inc.	(1,760)	(115,298)
Cynosure, Inc. - Class A	(1,960)	(129,360)

Cypress Semiconductor Corp.	(7,529)	(99,910)
First Solar, Inc.	(3,180)	(115,084)
IPG Photonics Corp.	(805)	(95,232)
Johnson Controls International PLC (a)	(2,047)	(85,851)
Medtronic PLC (a)	(1,224)	(99,034)
Mercury Systems, Inc.	(2,550)	(95,268)
ViaSat, Inc.	(606)	(41,717)
Western Digital Corp.	(1,139)	(87,566)
		(1,084,549)
Construction of Buildings - (0.50)%
CalAtlantic Group, Inc.	(2,810)	(99,277)
Credit Intermediation and Related Activities - (5.87)%
BancFirst Corp.	(1,020)	(97,257)
Capital Bank Financial Corp. - Class A	(2,390)	(97,512)
Chemical Financial Corp.	(1,932)	(102,918)
FirstCash, Inc.	(2,356)	(104,489)
Flagstar Bancorp, Inc.	(3,750)	(106,499)
Hope Bancorp, Inc.	(4,060)	(86,884)
LendingClub Corp.	(17,665)	(94,331)
LendingTree, Inc.	(810)	(95,904)
New York Community Bancorp, Inc.	(6,024)	(92,047)
Old National Bancorp	(5,527)	(101,420)
South State Corp.	(1,050)	(93,975)
Texas Capital Bancshares, Inc.	(1,092)	(97,352)
		(1,170,588)
Electrical Equipment, Appliance, and Component Manufacturing - (0.42)%
Littelfuse, Inc.	(520)	(83,954)
Fabricated Metal Product Manufacturing - (0.50)%
Ball Corp.	(1,370)	(100,736)
Food and Beverage Stores - (0.35)%
Sprouts Farmers Market, Inc.	(3,837)	(70,831)
Food Manufacturing - (0.49)%
Mondelez International, Inc. - Class A	(2,209)	(97,019)
Food Services and Drinking Places - (0.57)%
Chipotle Mexican Grill, Inc.	(271)	(113,479)

General Merchandise Stores - (1.50)%
Dollar Tree, Inc.	(1,440)	(110,419)
Five Below, Inc.	(2,760)	(106,398)
PriceSmart, Inc.	(932)	(82,389)
		(299,206)
Insurance Carriers and Related Activities - (2.66)%
Arch Capital Group Ltd. (a)	(1,112)	(105,162)
Arthur J. Gallagher & Co.	(1,840)	(104,788)
Chubb Ltd. (a)	(730)	(100,864)
Markel Corp.	(118)	(115,608)
RLI Corp.	(1,808)	(105,678)
		(532,100)
Machinery Manufacturing - (1.42)%
Fabrinet (a)	(393)	(16,329)
IMAX Corp. (a)	(3,581)	(115,845)
Middleby Corp.	(725)	(100,565)
Rexnord Corp.	(2,268)	(50,282)
		(283,021)
Management of Companies and Enterprises - (0.54)%
Ameris Bancorp	(2,230)	(107,709)
Merchant Wholesalers, Durable Goods - (3.30)%
Beacon Roofing Supply, Inc.	(1,640)	(74,522)
Fitbit, Inc. - Class A	(12,810)	(79,550)
GCP Applied Technologies, Inc.	(3,820)	(100,656)
Gentherm, Inc.	(2,839)	(102,914)
Lennox International, Inc.	(570)	(93,833)
SiteOne Landscape Supply, Inc.	(2,420)	(94,888)
Zendesk, Inc.	(4,120)	(112,188)
		(658,551)

Merchant Wholesalers, Nondurable Goods - (0.32)%
Acuity Brands, Inc.	(300)	(63,390)
Miscellaneous Manufacturing - (2.65)%
ABIOMED, Inc.	(839)	(98,977)
Intuitive Surgical, Inc.	(150)	(110,550)
Merit Medical Systems, Inc.	(3,530)	(108,724)
Nevro Corp.	(964)	(92,534)
Penumbra, Inc.	(1,550)	(119,040)
		(529,825)
Motion Picture and Sound Recording Industries - (0.46)%
Netflix, Inc.	(645)	(91,674)
Oil and Gas Extraction - (2.58)%
Carrizo Oil & Gas, Inc.	(2,990)	(97,325)
Cheniere Energy, Inc.	(1,965)	(94,418)
Kosmos Energy Ltd. (a)	(17,440)	(107,082)
Parsley Energy, Inc. - Class A	(3,547)	(107,793)
Range Resources Corp.	(3,937)	(108,740)
		(515,358)
Other Information Services - (0.46)%
Pandora Media, Inc.	(7,470)	(92,478)
Pipeline Transportation - (0.53)%
New Jersey Resources Corp.	(2,680)	(105,592)
Plastics and Rubber Products Manufacturing - (1.54)%
Armstrong World Industries, Inc.	(2,080)	(95,680)
Newell Brands, Inc.	(2,155)	(105,660)
Proto Labs, Inc.	(1,947)	(106,306)
		(307,646)
Primary Metal Manufacturing - (0.53)%
Tahoe Resources, Inc. (a)	(12,488)	(105,773)
Professional, Scientific, and Technical Services - (5.17)%
Bluebird Bio, Inc.	(619)	(54,255)
Callon Petroleum Co.	(6,200)	(78,244)
comScore, Inc.	(2,870)	(68,851)
Diebold Nixdorf, Inc.	(3,479)	(105,066)
Groupon, Inc.	(21,400)	(90,522)
Imperva, Inc.	(2,290)	(93,890)
Juno Therapeutics, Inc.	(1,950)	(46,878)
Korn/Ferry International	(3,181)	(98,325)
Mobile Mini, Inc.	(3,010)	(97,976)
NetScout Systems, Inc.	(2,429)	(89,752)
Salesforce.com, Inc.	(1,441)	(117,225)
Workday, Inc. - Class A	(1,120)	(92,882)
		(1,033,866)
Publishing Industries (except Internet) - (2.43)%
Ellie Mae, Inc.	(1,050)	(100,338)
EPAM Systems, Inc.	(971)	(71,495)
Houghton Mifflin Harcourt Co.	(9,327)	(103,063)
Palo Alto Networks, Inc.	(630)	(95,697)
Square, Inc. - Class A	(6,630)	(114,831)
		(485,424)
Rail Transportation - (0.61)%
Genesee & Wyoming, Inc. - Class A	(1,641)	(121,664)
Real Estate - (0.47)%
Howard Hughes Corp.	(815)	(94,842)
Rental and Leasing Services - (0.99)%
Aircastle Ltd. (a)	(3,189)	(76,632)
AMERCO	(312)	(120,525)
		(197,157)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.85)%
Affiliated Managers Group, Inc.	(720)	(120,910)
BGC Partners, Inc. - Class A	(477)	(5,381)
Enstar Group Ltd. (a)	(517)	(100,169)
Interactive Brokers Group, Inc. - Class A	(3,192)	(117,178)
Morningstar, Inc.	(1,495)	(119,943)
Q2 Holdings, Inc.	(2,910)	(104,615)
		(568,196)
Support Activities for Mining - (1.15)%
Compass Minerals International, Inc.	(1,489)	(112,866)
Weatherford International PLC (a)	(20,694)	(117,128)
		(229,994)

Telecommunications - (1.15)%
HubSpot, Inc.	(1,960)	(116,620)
Vonage Holdings Corp.	(10,042)	(60,453)
Zayo Group Holdings, Inc.	(1,675)	(52,796)
		(229,869)
Transportation Equipment Manufacturing - (1.32)%
RBC Bearings, Inc.	(920)	(85,836)
Rockwell Collins, Inc.	(794)	(75,898)
Tesla, Inc.	(406)	(101,496)
		(263,230)
Utilities - (2.68)%
Black Hills Corp.	(1,690)	(109,647)
Dominion Resources, Inc.	(1,390)	(107,920)
NiSource, Inc.	(4,488)	(107,308)
Sempra Energy	(980)	(108,084)
Southern Co.	(2,020)	(102,656)
		(535,615)
Waste Management and Remediation Services - (0.52)%
Clean Harbors, Inc.	(1,780)	(103,169)
Water Transportation - (1.59)%
Alexander & Baldwin, Inc.	(2,110)	(94,591)
Golar LNG Ltd. (a)	(4,080)	(111,425)
Norwegian Cruise Line Holdings Ltd. (a)	(2,210)	(112,046)
		(318,062)
Wood Product Manufacturing - (0.46)%
Masonite International Corp. (a)	(1,180)	(92,158)
TOTAL COMMMON STOCKS (Proceeds $13,470,269)		(14,330,168)

REAL ESTATE INVESTMENT TRUSTS - (6.07)%
Acadia Realty Trust	(2,890)	(92,567)
Alexandria Real Estate Equities, Inc.	(717)	(85,545)
Apollo Commercial Real Estate Finance, Inc.	(6,260)	(115,121)
Boston Properties, Inc.	(764)	(106,220)
Colony NorthStar, Inc. - Class A	(6,654)	(97,681)
Crown Castle International Corp.	(979)	(91,566)
Equinix, Inc.	(191)	(71,829)
GEO Group, Inc.	(2,097)	(99,838)
Gramercy Property Trust	(2,428)	(67,887)
Healthcare Realty Trust, Inc.	(1,578)	(50,433)
Kimco Realty Corp.	(2,580)	(62,565)
Life Storage, Inc.	(1,015)	(89,959)
New York REIT, Inc.	(9,670)	(95,153)
Weyerhaeuser Co.	(2,542)	(85,716)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,101,245)		(1,212,080)
Total Securities Sold Short (Proceeds $14,571,514)		$(15,542,248)

(a)	Foreign issued security.

Convergence Opportunities Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS* - 128.42%
Accommodation - 0.89%
Penn National Gaming, Inc. (a)	47,161	$682,420

Administrative and Support Services - 3.34%
Cardtronics PLC - Class A (a)(b)	19,316	851,449
Kelly Services, Inc. - Class A	39,005	833,927
Piper Jaffray Companies	12,548	887,771
		2,573,147
Air Transportation - 0.91%
Copa Holdings SA - Class A (b)	6,600	702,834

Ambulatory Health Care Services - 0.75%
Medpace Holdings, Inc. (a)(c)	20,064	580,853

Chemical Manufacturing - 10.70%
AMAG Pharmaceuticals, Inc. (a)	19,422	436,024
Cardiovascular Systems, Inc. (a)	25,905	735,701
Chemours Co.	26,408	888,893
Corcept Therapeutics, Inc. (a)	67,105	603,274
Endo International PLC (a)(b)	83,525	1,140,115
Innoviva, Inc. (a)	54,443	628,817
Myriad Genetics, Inc. (a)	35,948	698,470
Rayonier Advanced Materials, Inc.	36,179	479,734
Supernus Pharmaceuticals, Inc. (a)	25,195	647,512
Trex Company, Inc. (a)	11,535	784,495
Trinseo SA (b)(c)	17,330	1,198,369
		8,241,404
Clothing and Clothing Accessories Stores - 0.49%
Children's Place, Inc.	3,752	380,078

Computer and Electronic Product Manufacturing - 13.46%
Amkor Technology, Inc. (a)	115,635	1,135,536
Cirrus Logic, Inc. (a)	20,495	1,108,370
Halyard Health, Inc. (a)	16,803	656,325
InterDigital, Inc.	10,825	909,841
Jabil Circuit, Inc.	38,048	970,604
Masimo Corp. (a)	8,624	779,265
Power Integrations, Inc.	16,235	1,026,052
Sanmina Corp. (a)	24,700	963,300
Teradata Corp. (a)	26,565	826,172
TTM Technologies, Inc. (a)	64,290	1,038,926
Vishay Intertechnology, Inc.	59,964	950,429
		10,364,820
Construction of Buildings - 0.85%
Taylor Morrison Home Corp. - Class A (a)	32,427	652,756

Credit Intermediation and Related Activities - 15.43%
Altisource Portfolio Solutions SA (a)(b)	30,285	727,749
Banco Latinoamericano de Comercio Exterior SA (b)	21,594	607,439
Cathay General Bancorp	33,500	1,315,880
East West Bancorp, Inc.	25,166	1,361,983
First BanCorp. (a)(b)	138,097	881,059
Hancock Holding Co.	11,628	551,749
Houlihan Lokey, Inc. - Class A	10,520	331,275
Nationstar Mortgage Holdings, Inc. (a)(c)	58,893	1,069,497
PacWest Bancorp	18,032	993,563
Regions Financial Corp.	78,941	1,205,429
Walker & Dunlop, Inc. (a)	19,245	782,309
World Acceptance Corp. (a)(c)	14,223	745,854
Zions Bancorporation	29,192	1,310,721
		11,884,507
Data Processing, Hosting and Related Services - 2.11%
Bankrate, Inc. (a)	71,326	777,453
Match Group, Inc. (a)	52,275	844,764
		1,622,217
Educational Services - 0.78%
Career Education Corp. (a)	72,487	603,817

Electrical Equipment, Appliance, and Component Manufacturing - 0.81%
iRobot Corp. (a)	10,925	623,599

Electronics and Appliance Stores - 0.60%
GameStop Corp. - Class A	18,785	459,105

Fabricated Metal Product Manufacturing - 2.18%
Park-Ohio Holdings Corp.	4,855	216,776
Sturm Ruger & Co., Inc. (c)(d)	12,260	611,161
Timken Co.	19,260	851,292
		1,679,229
Food and Beverage Stores - 0.73%
SpartanNash Co.	7,742	270,196
United Natural Foods, Inc. (a)	6,763	291,147
		561,343
Food Manufacturing - 1.60%
Dean Foods Co.	30,715	560,242
Sanderson Farms, Inc.	7,050	670,032
		1,230,274
Food Services and Drinking Places - 2.67%
Cracker Barrel Old Country Store, Inc.	4,265	686,622
Dave & Buster's Entertainment, Inc. (a)	11,336	648,306
Hyatt Hotels Corp. - Class A (a)	14,105	724,151
		2,059,079
Funds, Trusts, and Other Financial Vehicles - 0.53%
Greenhill & Co., Inc.	13,830	408,677

Furniture and Related Product Manufacturing - 1.01%
Kimball International, Inc. - Class B	47,552	779,853

General Merchandise Stores - 0.81%
Big Lots, Inc.	12,124	622,446

Health and Personal Care Stores - 1.01%
Owens & Minor, Inc.	21,475	774,818

Heavy and Civil Engineering Construction - 2.30%
Chicago Bridge & Iron Co. NV (b)	18,748	629,370
MasTec, Inc. (a)	20,680	811,690
MYR Group, Inc. (a)	9,006	337,815
		1,778,875
Hospitals - 1.01%
HealthSouth Corp.	1,658	70,167
Tenet Healthcare Corp. (a)	36,400	702,519
		772,686
Insurance Carriers and Related Activities - 7.23%
CNO Financial Group, Inc.	29,189	610,342
Essent Group Ltd. (a)(b)	40,614	1,413,772
Maiden Holdings Ltd. (b)	30,236	467,146
MGIC Investment Corp. (a)	124,867	1,329,834
Primerica, Inc.	8,421	679,996
Radian Group, Inc.	37,144	691,250
Validus Holdings Ltd (b)	6,462	372,599
		5,564,939
Leather and Allied Product Manufacturing - 0.65%
Wolverine World Wide, Inc.	19,849	499,599

Machinery Manufacturing - 3.36%
Belden, Inc.	13,445	949,889
Chart Industries, Inc. (a)	22,565	803,088
Rudolph Technologies, Inc. (a)	38,801	834,222
		2,587,199
Management of Companies and Enterprises - 2.63%
Ambac Financial Group, Inc. (a)	21,756	480,808
Boston Private Financial Holdings, Inc.	47,880	823,536
Cooper-Standard Holdings, Inc. (a)	6,409	717,808
		2,022,152
Merchant Wholesalers, Durable Goods - 2.86%
Essendant, Inc.	35,839	570,915
Schnitzer Steel Industries, Inc. - Class A	15,524	369,471
VWR Corp. (a)(c)	45,007	1,264,697
		2,205,083
Merchant Wholesalers, Nondurable Goods - 1.17%
Nu Skin Enterprises, Inc. - Class A	11,757	582,442
Phibro Animal Health Corp. - Class A	11,302	314,761
		897,203
Miscellaneous Manufacturing - 1.83%
AngioDynamics, Inc. (a)	39,762	650,109
Orthofix International NV (a)(b)	21,350	762,408
		1,412,517
Miscellaneous Store Retailers - 0.67%
Office Depot, Inc.	124,271	518,210

Motion Picture and Sound Recording Industries - 0.85%
Regal Entertainment Group - Class A (c)	30,202	651,759

Motor Vehicle and Parts Dealers - 1.53%
Group 1 Automotive, Inc.	6,325	491,389
Sonic Automotive, Inc. - Class A	31,782	689,670
		1,181,059
Nonmetallic Mineral Product Manufacturing - 1.47%
Owens-Illinois, Inc. (a)	57,245	1,133,451

Nonstore Retailers - 0.14%
World Fuel Services Corp.	3,075	111,223

Performing Arts, Spectator Sports, and Related Industries - 1.94%
International Speedway Corp. - Class A	20,443	758,435
Liberty Media Corp-Liberty SiriusXM - Class A (a)	18,735	736,848
		1,495,283
Primary Metal Manufacturing - 2.22%
AK Steel Holding Corp. (a)	103,998	866,303
Atkore International Group, Inc. (a)	32,179	843,733
		1,710,036
Printing and Related Support Activities - 1.07%
Quad/Graphics, Inc. - Class A	30,364	824,383

Professional, Scientific, and Technical Services - 8.09%
Allscripts Healthcare Solutions, Inc. (a)	63,370	771,847
Convergys Corp.	36,889	807,131
LPL Financial Holdings, Inc.	25,556	1,010,484
McDermott International, Inc. (a)(b)	100,324	738,385
Navigant Consulting, Inc. (a)	33,632	783,626
PAREXEL International Corp. (a)	18,034	1,166,619
Unisys Corp. (a)	68,300	949,370
		6,227,462
Publishing Industries (except Internet) - 4.05%
Cogent Communications Holdings, Inc.	6,662	276,140
CommVault Systems, Inc. (a)	17,333	850,184
Progress Software Corp.	29,765	853,660
Scholastic Corp.	5,661	255,085
Web.com Group, Inc. (a)	45,960	884,730
		3,119,799
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.82%
Associated Banc-Corp.	51,435	1,324,451
Travelport Worldwide Ltd. (b)	66,656	846,531
		2,170,982
Specialty Trade Contractors - 0.87%
EMCOR Group, Inc.	10,865	667,980

Support Activities for Mining - 3.60%
Archrock, Inc.	52,958	722,877
Atwood Oceanics, Inc. (a)(c)	54,434	572,101
Nabors Industries Ltd. (b)	48,076	703,833
Rowan Companies PLC - Class A (a)(b)	42,802	775,572
		2,774,383
Telecommunications - 1.57%
Argan, Inc.	11,870	817,843
General Communication, Inc. - Class A (a)	19,503	392,985
		1,210,828
Transportation Equipment Manufacturing - 4.17%
Dana Holding Corp.	35,870	677,584
Greenbrier Companies, Inc. (c)(d)	17,354	729,736
Meritor, Inc. (a)	52,348	855,890
Wabash National Corp.	44,785	947,203
		3,210,413
Truck Transportation - 1.00%
Landstar System, Inc.	8,865	769,482

Utilities - 5.09%
Hawaiian Electric Industries, Inc.	40,033	1,332,298
IDACORP, Inc.	12,732	1,055,865
Southwest Gas Holdings, Inc.	17,953	1,535,520
		3,923,683
Waste Management and Remediation Services - 0.84%
Darling Ingredients, Inc. (a)	49,487	643,826

Wood Product Manufacturing - 1.73%
Louisiana-Pacific Corp. (a)	21,377	504,070
Universal Forest Products, Inc.	8,685	832,110
		1,336,180
TOTAL COMMON STOCKS (Cost $90,721,841)		98,907,951

REAL ESTATE INVESTMENT TRUSTS* - 10.00%
DiamondRock Hospitality Co.	70,627	767,715
First Industrial Realty Trust, Inc.	28,500	766,650
InfraREIT, Inc.	47,600	792,540

LaSalle Hotel Properties	35,520	1,026,529
Pebblebrook Hotel Trust	30,157	867,014
Ramco-Gershenson Properties Trust	38,990	610,583
RLJ Lodging Trust	34,913	794,620
Summit Hotel Properties, Inc.	57,375	883,001
Sunstone Hotel Investors, Inc.	51,844	764,699
Washington Real Estate Investment Trust	13,000	425,230
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,486,667)		7,698,581

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.80%
Money Market Fund - 1.80%
First American Government Obligations Fund - Class Y, 0.180% (e)	1,383,805	1,383,805
TOTAL INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,383,805)		1,383,805

SHORT-TERM INVESTMENTS - 2.32%
Money Market Fund - 2.32%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.450% (e)	1,784,913	1,784,913
TOTAL SHORT-TERM INVESTMENTS (Cost $1,784,913)		1,784,913

Total Investments (Cost $101,377,226) - 142.54%		109,775,250
Liabilities in Excess of Other Assets - (42.54)%		(32,759,672)
TOTAL NET ASSETS - 100.00%		$77,015,578

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $98,482,281, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This securitiy is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of February 28, 2017.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

Convergence Opportunities Fund
Schedule of Securities Sold Short
February 28, 2017 (Unaudited)

SECURITIES SOLD SHORT - (40.51)%	Shares	Value
COMMON STOCKS - (37.88)%
Administrative and Support Services - (0.68)%
Advisory Board Co.	(8,535)	$(384,075)
ILG, Inc.	(7,206)	(136,049)
		(520,124)
Ambulatory Health Care Services - (1.20)%
Evolent Health, Inc. - Class A	(8,355)	(164,594)
Select Medical Holdings Corp.	(13,925)	(200,520)
Spark Therapeutics, Inc.	(1,996)	(127,305)
Surgery Partners, Inc.	(10,563)	(237,667)
Tivity Health, Inc.	(6,655)	(192,329)
		(922,415)
Apparel Manufacturing - (0.49)%
Guess? Inc.	(12,650)	(160,655)
Under Armour, Inc. - Class C	(11,826)	(219,491)
		(380,146)
Beverage and Tobacco Product Manufacturing - (0.24)%
MGP Ingredients, Inc.	(4,260)	(188,420)
Broadcasting (except Internet) - (0.41)%
Global Eagle Entertainment, Inc.	(35,135)	(153,891)
Liberty Ventures - Class A	(3,625)	(158,993)
		(312,884)
Building Material and Garden Equipment and Supplies Dealers - (0.28)%
BMC Stock Holdings, Inc.	(10,272)	(215,712)
Chemical Manufacturing - (3.27)%
Achillion Pharmaceuticals, Inc.	(28,617)	(114,754)
Alder Biopharmaceuticals, Inc.	(5,905)	(134,929)
Amicus Therapeutics, Inc.	(18,893)	(122,616)
AtriCure, Inc.	(13,185)	(240,627)
Coty, Inc. - Class A	(4,491)	(84,341)
Dermira, Inc.	(4,086)	(137,657)
Intercept Pharmaceuticals, Inc.	(1,075)	(137,159)
Kite Pharma, Inc.	(2,301)	(162,842)
Kraton Corp.	(8,173)	(222,551)

Medicines Co.	(2,153)	(112,860)
Neurocrine Biosciences, Inc.	(3,387)	(149,570)
Platform Specialty Products Corp.	(19,739)	(260,357)
Prothena Corp. PLC (a)	(2,933)	(172,020)
Revlon, Inc. - Class A	(2,657)	(89,275)
Sensient Technologies Corp.	(2,653)	(212,081)
Ultragenyx Pharmaceutical, Inc.	(1,820)	(154,846)
		(2,508,485)
Computer and Electronic Product Manufacturing - (3.26)%
Applied Optoelectronics, Inc.	(6,300)	(289,296)
Cavium, Inc.	(4,303)	(281,890)
Cray, Inc.	(7,477)	(155,895)
First Solar, Inc.	(7,921)	(286,661)
Infinera Corp.	(20,383)	(221,155)
Loral Space & Communications, Inc.	(4,211)	(172,230)
MaxLinear, Inc. - Class A	(12,510)	(325,760)
Mercury Systems, Inc.	(7,095)	(265,069)
Nimble Storage, Inc.	(25,590)	(232,101)
Pure Storage, Inc. - Class A	(25,058)	(285,662)
		(2,515,719)
Construction of Buildings - (0.29)%
Meritage Homes Corp.	(6,382)	(226,880)
Credit Intermediation and Related Activities - (5.41)%
Capital Bank Financial Corp. - Class A	(6,690)	(272,952)
Chemical Financial Corp.	(5,250)	(279,669)
CIT Group, Inc.	(6,090)	(261,261)
ConnectOne Bancorp, Inc.	(10,180)	(255,518)
Customers Bancorp, Inc.	(7,171)	(246,180)
FirstCash, Inc.	(2,252)	(99,876)
Flagstar Bancorp, Inc.	(9,481)	(269,260)
Hope Bancorp, Inc.	(12,085)	(258,619)
Horizon Bancorp.	(8,721)	(226,223)
LendingClub Corp.	(33,526)	(179,029)
Live Oak Bancshares, Inc.	(2,500)	(57,375)
New York Community Bancorp, Inc.	(16,922)	(258,568)
OceanFirst Financial Corp.	(8,990)	(262,418)
Old National Bancorp	(13,935)	(255,707)
Opus Bank	(12,290)	(265,464)
Park Sterling Corp.	(10,806)	(128,159)
Stonegate Bank	(2,952)	(136,884)
Texas Capital Bancshares, Inc.	(2,925)	(260,764)
TFS Financial Corp.	(11,322)	(192,361)
		(4,166,287)
Data Processing, Hosting and Related Services - (0.26)%
Inovalon Holdings, Inc. - Class A	(16,675)	(200,100)
Electrical Equipment, Appliance, and Component Manufacturing - (0.51)%
Babcock & Wilcox Enterprises, Inc.	(11,922)	(196,713)
Motorcar Parts of America, Inc.	(6,899)	(195,725)
		(392,438)
Fabricated Metal Product Manufacturing - (0.27)%
NN, Inc.	(10,240)	(205,824)
Food and Beverage Stores - (0.40)%
Core-Mark Holding Company, Inc.	(4,480)	(145,689)
Smart & Final Stores, Inc.	(6,669)	(93,032)
Sprouts Farmers Market, Inc.	(3,904)	(72,068)
		(310,789)
Food Manufacturing - (0.46)%
Seaboard Corp.	(45)	(163,460)
TreeHouse Foods, Inc.	(2,237)	(190,324)
		(353,784)
Food Services and Drinking Places - (0.42)%
Bob Evans Farms, Inc.	(3,100)	(175,863)
Zoe's Kitchen, Inc.	(8,132)	(145,725)
		(321,588)
Heavy and Civil Engineering Construction - (0.31)%
LGI Homes, Inc.	(8,033)	(233,037)
Insurance Carriers and Related Activities - (0.72)%
Greenlight Capital Re Ltd. - Class A (a)	(8,811)	(196,485)
RLI Corp.	(2,757)	(161,147)
White Mountains Insurance Group Ltd. (a)	(213)	(199,423)
		(557,055)
Machinery Manufacturing - (1.01)%
IMAX Corp. (a)	(4,132)	(133,670)
Manitowoc Company, Inc.	(25,490)	(154,979)
Tennant Co.	(2,755)	(193,539)
Veeco Instruments, Inc.	(10,900)	(298,115)
		(780,303)
Management of Companies and Enterprises - (0.67)%
Ameris Bancorp	(5,345)	(258,164)
First Busey Corp.	(8,320)	(257,254)
		(515,418)

Merchant Wholesalers, Durable Goods - (1.82)%
Builders FirstSource, Inc.	(9,825)	(127,136)
Fitbit, Inc. - Class A	(37,075)	(230,236)
GCP Applied Technologies, Inc.	(7,850)	(206,848)
Gentherm, Inc.	(5,478)	(198,578)
New Relic, Inc.	(6,445)	(226,735)
Sunrun, Inc.	(24,886)	(141,601)
Zendesk, Inc.	(9,775)	(266,172)
		(1,397,306)
Merchant Wholesalers, Nondurable Goods - (0.44)%
Acceleron Pharma, Inc.	(5,801)	(155,003)
Global Blood Therapeutics, Inc.	(6,594)	(183,643)
		(338,646)
Mining (except Oil and Gas) - (0.51)%
Summit Materials, Inc. - Class A	(10,392)	(248,265)
US Silica Holdings, Inc.	(2,837)	(143,467)
		(391,732)
Miscellaneous Manufacturing - (0.49)%
Endologix, Inc.	(27,523)	(181,927)
Nevro Corp.	(2,025)	(194,380)
		(376,307)
Nonstore Retailers - (0.20)%
GNC Holdings, Inc. - Class A	(18,445)	(153,094)
Oil and Gas Extraction - (0.59)%
Extraction Oil & Gas, Inc.	(8,877)	(157,123)
Kosmos Energy Ltd. (a)	(22,844)	(140,262)
Par Pacific Holdings, Inc.	(10,568)	(154,293)
		(451,678)
Other Information Services - (0.56)%
Box, Inc. - Class A	(13,415)	(236,372)
Pandora Media, Inc.	(15,723)	(194,651)
		(431,023)
Petroleum and Coal Products Manufacturing - (0.40)%
Dorian LPG Ltd. (a)	(16,395)	(154,441)
Murphy Oil Corp.	(5,505)	(155,736)
		(310,177)
Pipeline Transportation - (0.63)%
New Jersey Resources Corp.	(12,289)	(484,186)
Plastics and Rubber Products Manufacturing - (0.26)%
Proto Labs, Inc.	(3,705)	(202,293)
Primary Metal Manufacturing - (0.55)%
Encore Wire Corp.	(4,310)	(204,725)
Tahoe Resources, Inc. (a)	(25,716)	(217,815)
		(422,540)
Professional, Scientific, and Technical Services - (3.00)%
AMN Healthcare Services, Inc.	(5,098)	(209,783)
Bluebird Bio, Inc.	(1,984)	(173,898)
Diebold Nixdorf, Inc.	(4,003)	(120,891)
Echo Global Logistics, Inc.	(10,775)	(235,434)
Groupon, Inc.	(35,610)	(150,630)
Intra-Cellular Therapies, Inc.	(8,496)	(110,873)
Juno Therapeutics, Inc.	(4,979)	(119,695)
Kinsale Capital Group, Inc.	(6,709)	(196,909)
Korn/Ferry International	(12,051)	(372,497)
NetScout Systems, Inc.	(5,832)	(215,492)
Paylocity Holding Corp.	(6,117)	(215,685)
Shake Shack, Inc. - Class A	(5,289)	(189,505)
		(2,311,292)
Publishing Industries (except Internet) - (1.51)%
Accelerate Diagnostics, Inc.	(3,791)	(96,671)
Ellie Mae, Inc.	(2,555)	(244,155)
Graham Holdings Co. - Class B	(210)	(113,033)
Hortonworks, Inc.	(26,698)	(265,377)
Houghton Mifflin Harcourt Co.	(18,725)	(206,911)
Tableau Software, Inc. - Class A	(4,575)	(241,286)
		(1,167,433)
Real Estate - (0.73)%
ClubCorp Holdings, Inc.	(10,773)	(184,218)
Howard Hughes Corp.	(3,275)	(381,112)
		(565,330)
Rental and Leasing Services - (0.23)%
Air Lease Corp. - Class A	(4,500)	(175,185)
Repair and Maintenance - (0.19)%
Monro Muffler Brake, Inc.	(2,523)	(145,073)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.08)%
Artisan Partners Asset Management, Inc. - Class A	(5,305)	(150,927)
Financial Engines, Inc.	(3,810)	(168,783)
Interactive Brokers Group, Inc. - Class A	(4,980)	(182,816)
INTL FCStone, Inc.	(4,325)	(163,269)
Q2 Holdings, Inc.	(4,542)	(163,285)
		(829,080)

Specialty Trade Contractors - (0.26)%
Comfort Systems USA, Inc.	(5,340)	(203,721)
Support Activities for Mining - (0.24)%
Compass Minerals International, Inc.	(2,485)	(188,363)
Telecommunications - (0.88)%
HubSpot, Inc.	(3,785)	(225,208)
ORBCOMM, Inc.	(14,289)	(122,457)
RingCentral, Inc. - Class A	(8,571)	(228,845)
Shenandoah Telecommunications Co.	(3,587)	(100,795)
		(677,305)
Transportation Equipment Manufacturing - (0.25)%
Aerovironment, Inc.	(7,070)	(191,031)
Utilities - (0.84)%
Black Hills Corp.	(5,984)	(388,242)
Chesapeake Utilities Corp.	(3,733)	(257,390)
		(645,632)
Waste Management and Remediation Services - (0.54)%
Clean Harbors, Inc.	(7,246)	(419,978)
Water Transportation - (0.56)%
Golar LNG Ltd. (a)	(6,265)	(171,097)
Scorpio Bulkers, Inc. (a)	(35,596)	(263,411)
		(434,508)
Wood Product Manufacturing - (0.56)%
American Woodmark Corp.	(2,550)	(220,448)
Masonite International Corp. (a)	(2,680)	(209,308)
		(429,756)
TOTAL COMMMON STOCKS (Proceeds $28,618,670)		(29,170,077)

REAL ESTATE INVESTMENT TRUSTS - (2.63)%
Acadia Realty Trust	(12,269)	(392,976)
Agree Realty Corp.	(4,561)	(226,362)
GEO Group, Inc.	(9,606)	(457,342)
Gramercy Property Trust	(14,222)	(397,647)
Life Storage, Inc.	(2,710)	(240,187)
Physicians Realty Trust	(15,679)	(312,326)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,906,380)		(2,026,840)
Total Securities Sold Short (Proceeds $30,525,050)		$ (31,196,917)

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

	Convergence Core Plus Fund	Convergence Market Neutral Fund	Convergence Opportunities Fund
Cost of investments	$153,931,135	$21,958,704	$101,377,226
Gross unrealized appreciation on investments	24,853,971	2,181,039	10,475,607
Gross unrealized appreciation on short positions	2,411,036	346,590	1,339,011
Gross unrealized depreciation on investments	(1,875,490)	(239,348)	(2,077,583)
Gross unrealized depreciation on short positions	(2,728,649)	(1,317,324)	(2,010,878)
Net unrealized appreciation	$22,660,868	$970,957	$7,726,157

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Debt securities, including short-term instruments having maturity of 60 days or less are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$163,196,732	$-	$-	$163,196,732
Real Estate Investment Trusts	6,873,220	-	-	6,873,220
Investments Purchased with Proceeds from Securities Lending	1,893,105	-	-	1,893,105
Short-Term Investments	4,946,559	-	-	4,946,559
Total Assets	$176,909,616	$-	$-	$176,909,616

Liabilities:
Securities Sold Short
Common Stocks	$(43,192,894)	$-	$-	$(43,192,894)
Real Estate Investment Trusts	(1,367,790)	-	-	(1,367,790)
Total Securities Sold Short	(44,560,684)	-	-	(44,560,684)
Total Liabilities	$(44,560,684)	$-	$-	$(44,560,684)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$18,311,008	$-	$-	$18,311,008
Real Estate Investment Trusts	1,724,691	-	-	1,724,691
Investments Purchased with Proceeds from Securities Lending	162,153	-	-	162,153
Short-Term Investments	3,702,543	-	-	3,702,543
Total Assets	$23,900,395	$-	$-	$23,900,395

Liabilities:
Securities Sold Short
Common Stocks	$(14,330,168)	$-	$-	$(14,330,168)
Real Estate Investment Trusts	(1,212,080)	-	-	(1,212,080)
Total Securities Sold Short	(15,542,248)	-	-	(15,542,248)
Total Liabilities	$(15,542,248)	$-	$-	$(15,542,248)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$98,907,951	$-	$-	$98,907,951
Real Estate Investment Trusts	7,698,581	-	-	7,698,581
Investments Purchased with Proceeds from Securities Lending	1,383,805	-	-	1,383,805
Short-Term Investments	1,784,913	-	-	1,784,913
Total Assets	$109,775,250	$-	$-	$109,775,250

Liabilities:
Securities Sold Short
Common Stocks	$(29,170,077)	$-	$-	$(29,170,077)
Real Estate Investment Trusts	(2,026,840)	-	-	(2,026,840)
Total Securities Sold Short	(31,196,917)	-	-	(31,196,917)
Total Liabilities	$(31,196,917)	$-	$-	$(31,196,917)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended February 28, 2017 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2017, there were no transfers between levels for the Funds. It is the Funds's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date:  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /a/ John Buckel
John Buckel, President

Date:  April 26, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  April 26, 2017

* Print the name and title of each signing officer under his or her signature.